Cover	Jan. 21, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 21, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	000-53285
Entity Registrant Name	IVEDA SOLUTIONS, INC.
Entity Central Index Key	0001397183
Entity Tax Identification Number	20-2222203
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1774 S. Val Vista
Entity Address, Address Line Two	Suite 8500
Entity Address, City or Town	Mesa
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85204
City Area Code	(480)
Local Phone Number	307-8700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	IVDA